Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Himax Technologies, Inc.
Entity Central Index Key	0001342338
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	himx
Entity Common Stock, Shares Outstanding	349,279,556
Document Type	20-F
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 4 to supplement our Annual Report on Form 20-F for the fiscal year ended December 31, 2011 (the "2011 Annual Report"), which we initially filed with the Securities and Exchange Commission on May 1, 2012, as amended by Amendment No. 1 on Form 20-F/A filed on May 4, 2012, Amendment No. 2 on Form 20-F/A filed on July 11, 2012 and Amendment No. 3 on Form 20-F/A filed on July 24, 2012, solely for the purposes of (i) re-filing our financial statements in Item 18 to include the signature of KPMG, independent registered public accounting firm, in its Report of Independent Registered Public Accounting Firm with respect to our financial statements, (ii) filing or furnishing new certifications by our principal executive officer and principal financial officer as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, and (iii) filing the updated Consent of Independent Registered Public Accounting Firm in connection with the Report of Independent Registered Public Accounting Firm on page F-2 with respect to our financial statements and the Report of Independent Registered Public Accounting Firm in Item 15 with respect to the effectiveness of our internal control over financial reporting.
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes